DEI Document	May 21, 2020
Entity Information [Line Items]
Entity Emerging Growth Company	false
Entity File Number	1-9047
Entity Registrant Name	INDEPENDENT BANK CORP.
Document Type	8-K
Document Period End Date	May 21, 2020
Entity Incorporation, State or Country Code	MA
Entity Tax Identification Number	04-2870273
City Area Code	781
Entity Address, Address Line One	2036 Washington Street,
Entity Address, City or Town	Hanover,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02339
Local Phone Number	878-6100
Entity Central Index Key	0000776901
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Mailing Address [Member]
Entity Information [Line Items]
Entity Address, Address Line One	288 Union Street,
Entity Address, City or Town	Rockland,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02370
NASDAQ/NGS (GLOBAL SELECT MARKET) [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	INDB
Security Exchange Name	NASDAQ